Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

At December 31, 2023 and 2022, property and equipment consisted of the following:

		December 31,	December 31,
	Useful life	2023	2022
Wi-Fi equipment	3 Years	$-	$-
Vehicles	5 Years	260,627	386,255
Office and other equipment	3 – 5 Years	4,125,290	6,251,261
		4,385,917	6,637,516
Less: accumulated depreciation and impairment		(3,303,917)	(3,113,706)
		$1,082,000	$3,523,810

For the years ended December 31, 2023, 2022 and 2021, depreciation expense amounted to $1,336,842, $1,905,226 and $756,464, respectively, of which $179,621, $990,818 and $40,485, respectively, was included in cost of revenue, and $48,870, $33,421 and $12,735, respectively, was included in selling and marketing expenses and the remainder was included in general and administrative expense and research and development expenses.

The Company recognized an impairment loss on property and equipment of $62,803, $162,544 and $nil for the years ended December 31, 2023, 2022 and 2021, respectively.